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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         August 31, 2011

Date of reporting period:       May 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)
COMMON STOCKS - 97.8%	Shares	Value
Consumer Discretionary - 11.8%
Auto Components - 2.5%
Autoliv, Inc.	5,519	$424,852

Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	5,529	450,835

Media - 3.4%
Discovery Communications, Inc. - Class A *	13,471	586,797

Specialty Retail - 3.3%
Staples, Inc.	33,123	557,129

Consumer Staples - 2.9%
Personal Products - 2.9%
Estée Lauder Cos., Inc. (The) - Class A	4,899	502,197

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
CNOOC Ltd. - ADR	1,799	450,793
Exxon Mobil Corp.	5,798	483,959
		934,752
Financials - 14.3%
Capital Markets - 7.1%
Janus Capital Group, Inc.	58,268	601,909
TD AMERITRADE Holding Corp.	28,642	617,235
		1,219,144
Consumer Finance - 3.6%
American Express Co.	11,892	613,627

Diversified Financial Services - 3.6%
IntercontinentalExchange, Inc. *	5,192	626,415

Health Care - 17.9%
Biotechnology - 7.0%
Amgen, Inc. *	10,343	626,165
Biogen Idec, Inc. *	6,150	582,590
		1,208,755
Health Care Equipment & Supplies - 3.6%
Medtronic, Inc.	15,172	617,501

Pharmaceuticals - 7.3%
Novo Nordisk A/S - ADR	5,126	645,927
Perrigo Co.	7,015	600,203
		1,246,130

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 97.8% (Continued)	Shares	Value
Industrials - 12.6%
Aerospace & Defense - 3.1%
L-3 Communications Holdings, Inc.	6,442	$525,989

Commercial Services & Supplies - 2.4%
Waste Management, Inc.	10,465	406,879

Electrical Equipment - 2.7%
Rockwell Automation, Inc.	5,650	469,572

Machinery - 4.4%
Flowserve Corp.	4,040	489,769
Joy Global, Inc.	2,964	265,723
		755,492
Information Technology - 26.5%
Computers & Peripherals - 5.1%
Apple, Inc. *	1,258	437,570
EMC Corp. *	15,528	442,082
		879,652
Electronic Equipment, Instruments & Components - 8.0%
Amphenol Corp. - Class A	7,888	426,425
Corning, Inc.	20,205	407,131
Dolby Laboratories, Inc. - Class A *	11,506	537,791
		1,371,347
Internet Software & Services - 5.9%
eBay, Inc. *	18,096	564,052
Google, Inc. - Class A *	832	440,145
		1,004,197
Semiconductors & Semiconductor Equipment - 5.1%
Altera Corp.	9,080	436,657
Texas Instruments, Inc.	12,381	437,049
		873,706
Software - 2.4%
Oracle Corp.	12,287	420,461

Materials - 1.7%
Chemicals - 1.7%
Potash Corp. of Saskatchewan, Inc.	5,095	288,377

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 97.8% (Continued)	Shares	Value
Telecommunication Services - 4.7%
Diversified Telecommunication Services -2.2%
Verizon Communications, Inc.	10,181	$375,984

Wireless Telecommunication Services - 2.5%
Vivo Participações S.A. - ADR	9,585	432,475

Total Common Stocks (Cost $11,885,188)		$16,792,265

MONEY MARKET FUNDS - 2.5%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.10% (a)	111,072	$111,072
Fidelity Institutional Money Market Portfolio - Select Class, 0.11% (a)	333,215	333,215
Total Money Market Funds (Cost $444,287)		$444,287

Total Investments at Value — 100.3% (Cost $12,329,475)		$17,236,552

Liabilities in Excess of Other Assets — (0.3%)		(58,491)

Net Assets — 100.0%		$17,178,061

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of May 31, 2011.

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)
COMMON STOCKS - 99.4%	Shares	Value
Consumer Discretionary - 11.4%
Textiles, Apparel & Luxury Goods - 11.4%
Deckers Outdoor Corp. *	7,819	$712,311
G-III Apparel Group Ltd. *	15,600	669,552
Phillips-Van Heusen Corp.	9,935	655,412
		2,037,275
Consumer Staples - 7.9%
Beverages - 4.2%
Viña Concha y Toro S.A. - ADR	14,012	737,031

Personal Products - 3.7%
Inter Parfums, Inc.	29,816	664,300

Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Berry Petroleum Co. - Class A	13,775	721,948

Financials - 11.6%
Capital Markets - 3.4%
BGC Partners, Inc.	73,400	609,954

Consumer Finance - 8.2%
Credit Acceptance Corp. *	9,075	726,000
EZCORP, Inc. *	22,221	728,627
		1,454,627
Health Care - 10.8%
Health Care Equipment & Supplies - 3.5%
Masimo Corp.	20,450	628,224

Health Care Providers & Services - 3.6%
Chindex International, Inc. *	43,000	644,570

Health Care Technology - 3.7%
Medidata Solutions Inc. *	28,360	651,996

Industrials - 11.7%
Building Products - 3.8%
Trex Co., Inc. *	22,150	676,904

Electrical Equipment - 4.2%
AZZ, Inc.	16,728	738,039

Professional Services - 3.7%
Acacia Research Corp. *	17,019	659,656

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 37.7%
Computers & Peripherals - 7.4%
STEC, Inc. *	36,460	$652,999
Synaptics, Inc. *	23,530	660,017
		1,313,016
Internet Software & Services - 7.9%
NIC, Inc. *	52,476	685,337
Open Text Corp. *	11,027	719,512
		1,404,849
IT Services - 7.6%
ExlService Holdings, Inc. *	27,550	646,874
Wright Express Corp. *	12,940	698,242
		1,345,116
Semiconductors & Semiconductor Equipment - 7.4%
NetLogic Microsystems, Inc. *	18,315	701,831
Spreadtrum Communications, Inc. - ADR *	32,300	623,067
		1,324,898
Software - 7.4%
Ebix, Inc. *	30,585	605,583
Monotype Imaging Holdings, Inc. *	50,500	719,625
		1,325,208
Materials - 4.2%
Chemicals - 4.2%
Balchem Corp.	17,423	751,802

Total Common Stocks (Cost $13,229,117)		$17,689,413

MONEY MARKET FUNDS - 0.2%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.10% (a)	9,644	$9,644
Fidelity Institutional Money Market Portfolio - Select Class, 0.11% (a)	28,933	28,933
Total Money Market Funds (Cost $38,577)		$38,577

Total Investments at Value — 99.6% (Cost $13,267,694)		$17,727,990

Other Assets in Excess of Liabilities — 0.4%		76,140

Net Assets — 100.0%		$17,804,130

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of May 31, 2011.

See accompanying notes to Schedules of Investments.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2011 (Unaudited)

1.	Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of May 31, 2011:

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$16,792,265	$-	$-	$16,792,265
Money Market Funds	444,287	-	-	444,287
Total	$17,236,552	$-	$-	$17,236,552

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$17,689,413	$-	$-	$17,689,413
Money Market Funds	38,577	-	-	38,577
Total	$17,727,990	$-	$-	$17,727,990

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended May 31, 2011, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the quarter ended May 31, 2011.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of May 31, 2011:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Tax cost of portfolio investments	$12,404,305	$13,267,694

Gross unrealized appreciation	$5,166,284	$4,734,387
Gross unrealized depreciation	(334,037)	(274,091)

Net unrealized appreciation	$4,832,247	$4,460,296

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the AlphaMark Large Cap Growth Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President
Date	July 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	July 5, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	July 5, 2011

* Print the name and title of each signing officer under his or her signature.